Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Total AVINTIV Specialty Materials Inc. Shareholders' Equity (Deficit)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]
Balance -- beginning of period at Dec. 31, 2011	$ 187,297	$ 187,297		$ 260,597	$ (76,171)	$ 2,871	$ 0
Balance -- beginning of period, shares at Dec. 31, 2011			1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(26,038)	(26,038)			(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0
Intercompany equipment sale elimination	(1,202)	(1,202)		(1,202)
Intercompany equipment sale elimination	1,087	1,087		1,087
Reclassification of Common Shares Call Option	(5,144)	(5,144)		(5,144)
Share-based compensation	842	842		842
Employee benefit plans, net of tax	(19,927)	(19,927)				(19,927)
Currency translation	2,287	2,287				2,287
Balance -- end of period at Dec. 29, 2012	139,202	139,202		256,180	(102,209)	(14,769)	0
Balance -- end of period, shares at Dec. 29, 2012			1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(24,967)	(24,933)			(24,933)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(34)
Noncontrolling Interest, Increase from Business Combination	849
Intercompany equipment sale elimination	130	130		(130)
Intercompany equipment sale elimination	(222)	(222)		(222)
Reclassification of Common Shares Call Option	3,340	3,340		(3,340)
Share-based compensation	3,990	3,990		3,990
Common stock call option reclass	30,726	30,726		30,726
Employee benefit plans, net of tax	(2,046)	(2,046)				(2,046)
Currency translation	8,737	8,709				8,709	28
Balance -- end of period at Dec. 28, 2013	159,739	158,896		294,144	(127,142)	(8,106)	843
Balance -- end of period, shares at Dec. 28, 2013			1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Noncontrolling Interest [Member]	(115,578)
Net income (loss)	(119,240)	(115,297)			(115,297)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(3,943)						(281)
Noncontrolling Interest, Increase from Business Combination	(21,409)	(21,409)		(21,409)
Intercompany equipment sale elimination	130	130		(130)
Intercompany equipment sale elimination	0	0		0
Reclassification of Common Shares Call Option	1,702	1,702		(1,702)
Share-based compensation	1,931	1,931		1,931
Common stock call option reclass	750	750		750
Employee benefit plans, net of tax	(15,147)	(15,147)				(15,147)
Currency translation	(35,919)	(35,911)				(35,911)	(8)
Balance -- end of period at Dec. 31, 2014	(23,801)	(24,355)		277,248	(242,439)	(59,164)	554
Balance -- end of period, shares at Dec. 31, 2014			1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Noncontrolling Interest [Member]	(39,929)
Net income (loss)	(40,274)	(39,958)			(39,958)		29
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(316)
Noncontrolling Interest, Increase from Business Combination	2,784	2,784		2,784			0
Share-based compensation	462	462		462
Employee benefit plans, net of tax	0
Currency translation | Noncontrolling Interest [Member]	(28,671)
Currency translation	(38,139)	(28,678)				(28,678)	7
Balance -- end of period at Mar. 31, 2015	$ (89,155)	$ (89,745)		$ 280,494	$ (282,397)	$ (87,842)	$ 590
Balance -- end of period, shares at Mar. 31, 2015			1